BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated February 5, 2026

to the Statement of Additional Information (“SAI”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.	Effective December 31, 2025, David D. Sylvester retired from his service as a member of the Board of Trustees of the Trust (the “Board”).

Accordingly, all references to Mr. Sylvester as a member of the Board throughout the SAI are hereby removed as of the effective date of his retirement.

B.	The section entitled “Proxy Voting Policies” is hereby deleted and replaced with the following:

The Board has delegated proxy voting discretion to the Adviser and permits the Adviser to further delegate proxy voting responsibility to the Sub-advisers retained to provide investment advisory services to the Funds.

Consistent with that authority, the Adviser has further delegated the responsibility for voting proxies relating to portfolio securities held by each Fund to the Sub-advisers retained to provide investment advisory services to such Fund. Each Sub-adviser uses its own proxy voting policies and procedures to vote proxies. The Adviser verifies each Sub-adviser has policies and procedures governing the Sub-adviser’s proxy voting practices and conducts ongoing oversight of each Sub-adviser’s proxy voting on behalf of a Fund, including, without limitation, the Sub-adviser’s practices to manage conflicts of interest associated with votes cast on behalf of a Fund.

Notwithstanding the above, occasionally the Adviser may be required to vote proxies of a Fund’s portfolio holdings instead of the Fund’s Sub-advisers. For such instances, the Adviser has established a proxy committee (the “Proxy Committee”) and has adopted policies and procedures to ensure proxies for which the Adviser is responsible are voted in the best interest of a Fund’s shareholders and in accordance with the guidelines and procedures adopted by the Proxy Committee. The Proxy Committee utilizes the services of an independent, unaffiliated third-party proxy voting service in the administration of this function.

As applicable, the Adviser and the Sub-Advisers maintain records of all proxy votes in accordance with applicable securities laws and regulations and are responsible for gathering and

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providing relevant documents and records related to proxy voting to the Funds as required for the Funds to comply with applicable rules under the Investment Company Act.

A summary of the Adviser’s proxy voting policy and the Sub-Advisers’ proxy voting policies are attached as Appendix B to this SAI. Information about how the Funds voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, (1) by calling 1-855-823-3611, (2) on the Funds’ website at https://www.bridgebuildermutualfunds.com via a direct link to Form N-PX on the SEC’s website, and (3) on the SEC’s website at http://www.sec.gov on Form N-PX.

C.	The Olive Street Investment Advisers, LLC Proxy Voting Policy under Appendix B is hereby deleted and replaced with the following:

OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

PROXY VOTING POLICY

I.	POLICY

The Adviser has contractually delegated the Funds’ proxy voting authority to each of its respective Sub-advisers, as applicable. The Adviser undertakes an evaluation to verify a Sub-adviser has policies and procedures reasonably designed to ensure the Sub-adviser votes proxies in a Fund’s best interest and address material conflicts of interest. The Adviser is also responsible for monitoring the proxy voting of the Sub-advisers on an ongoing basis to obtain reasonable assurance that the Sub-advisers fulfill their obligations to vote in accordance with their proxy voting policies.

The Adviser will report to the Board as necessary regarding the compliance of the Adviser’s proxy voting guidelines and each Sub-adviser’s proxy voting guidelines with such SEC standards, including the procedures that the Adviser and each Sub-adviser uses when a vote presents a conflict between the interest of Fund shareholders and those of the Adviser or any Sub-adviser, respectively. The Sub-advisers shall report to the Adviser on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved. The Adviser shall provide such reports to the Board at least annually, and, if applicable, will identify any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

Notwithstanding the above, occasionally the Adviser may be required to vote proxies of a Fund’s portfolio holdings instead of the Fund’s Sub-advisers. For such instances, the Adviser has established a proxy committee (the “Proxy Committee”) and has adopted policies and procedures to ensure proxies for which the Adviser is responsible are voted in the best interest of a Fund’s shareholders and in accordance with the guidelines and procedures adopted by the Proxy Committee. The Proxy Committee utilizes the services of an independent, unaffiliated third-party proxy voting service in the administration of this function.

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II.	PROCEDURES

A.	Proxy Committee

1.  Summary of Responsibilities:

a.	Monitor for material conflicts of interest and, if identified, address such conflicts according to the procedures set out in this policy.
b.	At least annually:
1.

Retain and conduct periodic due diligence on an independent, unaffiliated third-party proxy service provider selected to assist in the provision of research, administration, recordkeeping, and vote execution.

2.

Evaluate whether the Proxy Committee’s approach to proxy voting continues to best serve the interests of the Funds, including, but not limited to: (i) assessing whether a uniform approach to proxy voting remains appropriate; (ii) determining if certain categories of proxies warrant different analyses; (iii) analyzing the membership of the Proxy Committee; and (iv) ascertaining if the oversight of the third-party service provider remains sufficiently robust.

B.	Third Party Proxy Service Provider

1.

The Proxy Committee has retained an independent, unaffiliated third-party proxy voting service (“Voting Service”) to assist in the administration of its proxy voting program. The Proxy Committee conducts ongoing due diligence of the Voting Service to ensure continued compliance. The services provided by the Voting Service, include:

a.	Analyzing proxy issues and issue voting recommendations based on the approved voting guidelines.
1.

The Proxy Committee has adopted the Voting Service’s voting guidelines (“Voting Guidelines”) for the United States, which are available at the following link: https://www.issgovernance.com/file/policy/active/americas/US-Voting-Guidelines.pdf.

b.	Facilitating vote administration and execution;
c.	Maintaining all proxy-related information on a secure website, including meeting dates, agenda, research materials, recommendations, and votes cast;
d.	Ensuring all necessary materials, including voting history and proxy ballots, are maintained according to regulatory recordkeeping standards; and
e.	Periodically evaluating its Voting Guidelines for the United States.

C.	Proxy Voting Guidelines

The Proxy Committee will utilize the Voting Guidelines when evaluating proxies, although it may elect to deviate from the Guidelines if it determines such a deviation is in the best interests of the Funds.

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D.	Voting Process

1.

Factors to be Considered: The Proxy Committee may consider numerous factors when analyzing a proxy ballot. Thus, while a degree of consistency is anticipated, the facts and circumstances of different ballots may result in dissimilar voting decisions on similar subject matters. The Proxy Committee may seek and consider information about votes on behalf of the Funds from representatives of the Adviser that are not members of the Committee. In certain situations, the Proxy Committee may conclude it is in the best interests of the Funds to abstain from voting a ballot. This may occur if the Voting Service did not issue a recommendation, the Voting Guidelines do not cover an issue, or the Committee determines that under the facts and circumstances the Fund’s best interest is met through abstention.

2.	Voting Routine & Non-Routine Proxy Matters
a.

Routine Proxies are those for which the Proxy Committee votes according to the Voting Guidelines. These are typically those matters appearing regularly and consistently at each annual meeting of shareholders, such as the shareholder vote on whether to ratify the issuer’s selection of an outside auditor or elect a board of directors.

1.	A third-party proxy voting agent, Broadridge, applies the Voting Services’ voting recommendations to analyze proxy issues and executes votes on behalf of the Funds.
2.

Routine proxy ballots will be made available to the Proxy Committee, but no meeting or formal vote is required unless requested by a voting member. If a formal vote is requested, the Proxy Committee follows the voting process for Non-Routine Proxies.

b.

Non-Routine Proxies are those where the Voting Service has not issued a recommendation, or the Proxy Committee otherwise determines it is in the best interest of the Funds to conduct its own analysis. These are typically those matters which are more idiosyncratic in substance and timing, such as shareholder votes on proposed mergers, acquisitions, or other matters proposed by a shareholder or group of shareholders.

1.

Non-Routine Proxies regarding individual stocks (“Non-Routine Equity Proxies”) require evaluation by a member of Product Guidance to recommend whether the Proxy Committee should adhere to Voting Services’ recommendation, or whether a different vote should be cast.

a.	The opinion of Product Guidance, along with all relevant materials, shall be circulated to the Proxy Committee.
b.	Each voting member of the Proxy Committee will vote on Non-Routine Equity Proxies, with the exception of Investment Manager Research.
c.	The Proxy Committee will vote, and the results of the vote, along with all supporting materials, will be recorded and maintained in the Committee’s official records.
2.

Non-Routine Proxies regarding mutual funds, exchange-traded funds, and money market funds (“Non-Routine Fund Proxies”) require evaluation by analysts from Investment Manager Research to recommend whether the

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Proxy Committee should adhere to the Voting Services’ recommendation, or whether a different vote should be cast.
a.	The opinion of Investment Manager Research, along with all relevant materials, shall be circulated to the Proxy Committee.
b.	Each voting member of the Proxy Committee will vote on Non-Routine Fund Proxies, with the exception of Product Guidance.
c.	The results of the vote, along with all supporting materials, will be recorded and maintained in the Committee’s official records.

E.	Conflicts of Interest

1.  To help eliminate potential conflicts, whenever possible, the responsibility for initial proxy review and vote recommendation is given to the Voting Service. By leveraging the Voting Service, along with its Voting Guidelines, the likelihood of material conflicts is reduced.

i.

Where the Proxy Committee intends to deviate from the Voting Services’ recommendation and/or Voting Guidelines, the Proxy Committee will identify and address any material conflicts of interest, if applicable, to ensure the voting decision is exclusively rooted in the Funds best interest. The Proxy Committee will also create and maintain a record explaining the reason(s) for its decision, along with the results of its conflicts of interest analysis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder Tax Managed International Equity Fund

Supplement dated February 5, 2026

to the Statement of Additional Information (“SAI”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective December 31, 2025, David D. Sylvester retired from his service as a member of the Board of Trustees of the Trust (the “Board”). Accordingly, all references to Mr. Sylvester as a member of the Board throughout the SAI are hereby removed as of the effective date of his retirement.

B.	The section entitled “Proxy Voting Policies” is hereby deleted and replaced with the following:

The Board has delegated proxy voting discretion to the Adviser and permits the Adviser to further delegate proxy voting responsibility to the Sub-advisers retained to provide investment advisory services to the Funds.

Consistent with that authority, the Adviser has further delegated the responsibility for voting proxies relating to portfolio securities held by each Fund to Parametric which provides investment advisory and tax overlay management services to each Fund. Parametric uses its own proxy voting policies and procedures to vote proxies. The Adviser verified Parametric has policies and procedures governing its proxy voting practices and conducts ongoing oversight of Parametric’s proxy voting on behalf of a Fund, including, without limitation, Parametric’s practices to manage conflicts of interest associated with votes cast on behalf of a Fund.

Notwithstanding the above, occasionally the Adviser may be required to vote proxies of a Fund’s portfolio holdings instead of the Fund’s Sub-advisers. For such instances, the Adviser has established a proxy committee (the “Proxy Committee”) and has adopted policies and procedures to ensure proxies for which the Adviser is responsible are voted in the best interest of a Fund’s shareholders and in accordance with the guidelines and procedures adopted by the Proxy Committee. The Proxy Committee utilizes the services of an independent, unaffiliated third-party proxy voting service in the administration of this function.

As applicable, the Adviser and Parametric maintain records of all proxy votes in accordance with applicable securities laws and regulations and are responsible for gathering and providing relevant documents and records related to proxy voting to the Funds as required for the Funds to comply with applicable rules under the Investment Company Act.

A summary of the Adviser’s proxy voting policy and Parametric’s proxy voting policy are attached as Appendix A to this SAI. Information about how the Funds voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, (1) calling 1-855-823-3611; (2) on the Funds’ website at https://www.bridgebuildermutualfunds.com via a direct link to Form N-PX on the SEC’s website; and (3) on the SEC’s website at http://www.sec.gov on Form N-PX.

C.	The Olive Street Investment Advisers, LLC Proxy Voting Policy under Appendix A is hereby deleted and replaced with the following:

The following information is a summary of the proxy voting guidelines for the Adviser and Parametric.

OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

PARAMETRIC PORTFOLIO ASSOCIATES LLC (“Parametric”)

PROXY VOTING POLICY

I.	POLICY

The Adviser has contractually delegated the Funds’ proxy voting authority to Parametric Portfolio Associates LLC (“Parametric”). The Adviser’s Chief Compliance Officer, or his or her designee,monitors proxy voting guidelines and performs an annual review of each Fund’s proxy voting program to confirm that review, monitoring, and filing processes are satisfied. The Adviser undertakes an evaluation to verify Parametric has policies and procedures reasonably designed to ensure that Parametric votes proxies in a Fund’s best interest and address material conflicts of interest. The Adviser is also responsible for monitoring the proxy voting of Parametric on an ongoing basis to obtain reasonable assurance that Parametric fulfill their obligations to vote in accordance with their proxy voting policies.

The Adviser will report to the Board as necessary regarding the compliance of the Adviser’s proxy voting guidelines and Parametric’s proxy voting guidelines with such SEC standards, including the procedures that the Adviser and Parametric use when a vote presents a conflict between the interest of Fund shareholders and those of the Adviser or Parametric, respectively. Parametric shall report to the Adviser on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved. The Adviser shall provide such reports to the Board and will report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflictswere resolved.

Notwithstanding the above, occasionally the Adviser may be required to vote proxies of a Fund’s portfolio holdings instead of Parametric. For such instances, the Adviser has established a proxy committee (the “Proxy Committee”) and has adopted policies and procedures to ensure proxies for which the Adviser is responsible are voted in the best interest of a Fund’s shareholders and in accordance with the guidelines and procedures adopted by the Proxy Committee. The Proxy Committee utilizes the services of an independent, unaffiliated third-party proxy voting service in the administration of this function.

II.	PROCEDURES

A.	Proxy Committee

1.  Membership: The Proxy Committee consists of representation from the following Edward Jones departments. Product Review, Corporate Actions, Investment Manager Research, Operations, Investment Advisory-Program Management, Product Guidance, and Investment Advisory Compliance and Proprietary Funds – Legal. Committee members are each associates of the Adviser.

2.  Summary of Responsibilities:

a.  Monitor for material conflicts of interest and, if identified, address such conflicts according to the procedures set out in this policy.

b.  At least annually:

1.  Retain and conduct periodic due diligence on an independent, unaffiliated third-party proxy service provider selected to assist in the provision of research, administration, recordkeeping, and vote execution.

2.  Evaluate whether the Proxy Committee’s approach to proxy voting continues to best serve the interests of the Funds, including, but not limited to: (i) assessing whether a uniform approach to proxy voting remains appropriate; (ii) determining if certain categories of proxies warrant different analyses; (iii) analyzing the membership of the Proxy Committee; and (iv) ascertaining if the oversight of the third-party service provider remains sufficiently robust.

B.	Third Party Proxy Service Provider

1. The Proxy Committee has retained an independent, unaffiliated third-party proxy voting service (“Voting Service”) to assist in the administration of its proxy voting program. The Proxy Committee conducts ongoing due diligence of the Voting Service to ensure continued compliance. The services provided by the Voting Service, include:

a.  Analyzing proxy issues and issue voting recommendations based on the approved voting guidelines.

1. The Proxy Committee has adopted the Voting Service’s voting guidelines (“Voting Guidelines”) for the United States, which are available at the following link: https://www.issgovernance.com/file/policy/active/americas/US-Voting-Guidelines.pdf

b. Facilitating vote administration and execution;

c. Maintaining all proxy-related information on a secure website, including meeting dates, agenda, research materials, recommendations, and votes cast;

d. Ensuring all necessary materials, including voting history and proxy ballots, are maintained according to regulatory recordkeeping standards; and

e. Periodically evaluating its Voting Guidelines for the United States.

C.	Proxy Voting Guidelines

The Proxy Committee will utilize the Voting Guidelines when evaluating proxies, although it may elect to deviate from the Guidelines if it determines such a deviation is in the best interests of the Funds.

D.	Voting Process

1. Factors to be Considered: The Proxy Committee may consider numerous factors when analyzing a proxy ballot. Thus, while a degree of consistency is anticipated, the facts and circumstances of different ballots may result in dissimilar voting decisions on similar subject matters. The Proxy Committee may seek and consider information about votes on behalf of the Funds from representatives of the Adviser that are not members of the Committee. In certain situations, the Proxy Committee may conclude it is in the best interests of the Funds to abstain from voting a ballot. This may occur if the Voting Service did not issue a recommendation, the Voting Guidelines do not cover an issue, or the Committee determines that under the facts and circumstances the Fund’s best interest is met through abstention.

2. Voting Routine & Non-Routine Proxy Matters

a. Routine Proxies are those for which the Proxy Committee votes according to the Voting Guidelines. These are typically those matters appearing regularly and consistently at each annual meeting of shareholders, such as the shareholder vote on whether to ratify the issuer’s selection of an outside auditor or elect a board of directors.

1. A third-party proxy voting agent, Broadridge, applies the Voting Services’ voting recommendations to analyze proxy issues and executes votes on behalf of the Funds.

2. Routine proxy ballots will be made available to the Proxy Committee, but no meeting or formal vote is required unless requested by a voting member. If a formal vote is requested, the Proxy Committee follows the voting process for Non-Routine Proxies.

b. Non-Routine Proxies are those where the Voting Service has not issued a recommendation, or the Proxy Committee otherwise determines it is in the best interest of the Funds to conduct its own analysis. These are typically those matters which are more idiosyncratic in substance and timing, such as shareholder votes on proposed mergers, acquisitions, or other matters proposed by a shareholder or group of shareholders.

1. Non-Routine Proxies regarding individual stocks (“Non-Routine Equity Proxies”) require evaluation by a member of Product Guidance to recommend whether the Proxy Committee should adhere to Voting Services’ recommendation, or whether a different vote should be cast.

a. The opinion of Product Guidance, along with all relevant materials, shall be circulated to the Proxy Committee.

b. Each voting member of the Proxy Committee will vote on Non-Routine Equity Proxies, with the exception of Investment Manager Research.

c. The Proxy Committee will vote, and the results of the vote, along with all supporting materials, will be recorded and maintained in the Committee’s official records.

2. Non-Routine Proxies regarding mutual funds, exchange-traded funds, and money market funds (“Non-Routine Fund Proxies”) require evaluation by analysts from

Investment Manager Research to recommend whether the Proxy Committee should adhere to the Voting Services’ recommendation, or whether a different vote should be cast.

a. The opinion of Investment Manager Research, along with all relevant materials, shall be circulated to the Proxy Committee.

b. Each voting member of the Proxy Committee will vote on Non-Routine Fund Proxies, with the exception of Product Guidance.

c. The results of the vote, along with all supporting materials, will be recorded and maintained in the Committee’s official records.

3. Quorum and Split Decisions: Four (4) of the six (6) voting members must participate in a vote in order to proceed and any decision must be favored by at least three (3) voting members.

a. Votes on proxy ballots resulting in a tie will be cast in accordance with the recommendation issued by the Voting Service.

b. If the Voting Service did not issue a recommendation, the tie will be broken by the recommendation made by Investment Manager Research or Product Guidance, as appropriate, pursuant to the non-routine proxy voting process above.

E.	Conflicts of Interest

1.  To help eliminate potential conflicts, whenever possible, the responsibility for initial proxy review and vote recommendation is given to the Voting Service. By leveraging the Voting Service, along with its Voting Guidelines, the likelihood of material conflicts is reduced.

i. Where the Proxy Committee intends to deviate from the Voting Services’ recommendation and/or Voting Guidelines, the Proxy Committee will identify and address any material conflicts of interest, if applicable, to ensure the voting decision is exclusively rooted in the Funds best interest. The Proxy Committee will also create and maintain a record explaining the reason(s) for its decision, along with the results of its conflicts of interest analysis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Transition Fund I

Bridge Builder Transition Fund II

Bridge Builder Transition Fund III

(each, a “Fund”)

Supplement dated February 5, 2026 to the Statements of Additional Information for each Fund (collectively, the “SAIs”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective December 31, 2025, David D. Sylvester retired from his service as a member of the Board of Trustees of the Trust (the “Board”). Accordingly, all references and information related to Mr. Sylvester as a member of the Board in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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